Average Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 85% Portfolio	Apr. 30, 2025
VIP FundsManager 85% Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.51%
Past 5 years	8.73%
Past 10 years	8.60%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F0903
Average Annual Return:
Past 1 year	14.04%
Past 5 years	8.96%
Past 10 years	8.85%